Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-13944
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Par La Ville Place
Entity Address, Address Line Two	14 Par La Ville Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	NAT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	211,750,663
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1363
Auditor Name	KPMG AS
Auditor Location	Oslo, Norway
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Par La Ville Place
Entity Address, Address Line Two	14 Par La Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Contact Personnel Name	Herbjorn Hansson
Local Phone Number	292-7202